Marketable debt securities - Disclosure of maturity analysis of debt instruments, book value (Details) - Marketable debt securities - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable debt securities
Financial liabilities	€ 308,579	€ 280,339	€ 246,163
Debt securities issued
Marketable debt securities
Financial liabilities	308,579
Debt securities issued | Within 3 months
Marketable debt securities
Financial liabilities	28,873
Debt securities issued | 3 to 12 months
Marketable debt securities
Financial liabilities	64,564
Debt securities issued | 1 to 3 years
Marketable debt securities
Financial liabilities	94,194
Debt securities issued | 3 to 5 years
Marketable debt securities
Financial liabilities	58,660
Debt securities issued | More than 5 years
Marketable debt securities
Financial liabilities	62,288
Subordinated debt
Marketable debt securities
Financial liabilities	30,529	25,717	25,938
Subordinated debt | Within 3 months
Marketable debt securities
Financial liabilities	0
Subordinated debt | 3 to 12 months
Marketable debt securities
Financial liabilities	0
Subordinated debt | 1 to 3 years
Marketable debt securities
Financial liabilities	5,934
Subordinated debt | 3 to 5 years
Marketable debt securities
Financial liabilities	3,160
Subordinated debt | More than 5 years
Marketable debt securities
Financial liabilities	21,435
Senior unsecured debt
Marketable debt securities
Financial liabilities	143,921
Senior unsecured debt | Within 3 months
Marketable debt securities
Financial liabilities	2,788
Senior unsecured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	23,351
Senior unsecured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	54,527
Senior unsecured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	35,156
Senior unsecured debt | More than 5 years
Marketable debt securities
Financial liabilities	28,099
Senior secured debt
Marketable debt securities
Financial liabilities	87,959
Senior secured debt | Within 3 months
Marketable debt securities
Financial liabilities	3,283
Senior secured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	17,845
Senior secured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	33,733
Senior secured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	20,344
Senior secured debt | More than 5 years
Marketable debt securities
Financial liabilities	12,754
Promissory notes and other securities
Marketable debt securities
Financial liabilities	46,170	€ 43,025	€ 25,863
Promissory notes and other securities | Within 3 months
Marketable debt securities
Financial liabilities	22,802
Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Financial liabilities	23,368
Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Financial liabilities	0
Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Financial liabilities	0
Promissory notes and other securities | More than 5 years
Marketable debt securities
Financial liabilities	€ 0